Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning Balance	10,828		10,206
Shares, Granted	750		713
Shares, Exercised	(337)		(239)
Shares, Adjustment	27		462
Shares, Forfeited or expired			(314)
Shares, Ending Balance	11,268		10,828	10,206
Shares, Exercisable Ending Balance	7,669		5,923
Shares, Expected to vest	3,526		4,861
Weighted Average Option Exercise Price Per Share, Beginning Balance	$ 6.15		$ 8.33
Weighted Average Option Exercise Price Per Share, Granted	$ 23.00		$ 12.38
Weighted Average Option Exercise Price Per Share, Exercised	$ 6.62		$ 6.10
Weighted Average Option Exercise Price Per Share, Adjustment	$ 5.57		$ 9.19
Weighted Average Option Exercise Price Per Share, Forfeited or expired			$ 6.21
Weighted Average Option Exercise Price Per Share, Ending Balance	$ 7.26		$ 6.15	$ 8.33
Weighted Average Option Exercise Price Per Share, Exercisable Ending Balance	$ 6.30		$ 6.15
Weighted Average Option Exercise Price Per Share, Expected to vest	$ 9.07		$ 6.16
Weighted Average Grant Date Fair Value Per Share, Granted	$ 9.40	$ 4.09	$ 4.69	$ 3.24	$ 3.96
Aggregate Intrinsic Value, Exercised	$ 5,483		$ 2,200	$ 4,200	$ 5,600
Weighted Average Grant Date Fair Value Per Share, Adjustment	$ 3.60		$ 5.10
Aggregate Intrinsic Value, Outstanding	196,263		138,353
Weighted Average Grant Date Fair Value Per Share, Forfeited or expired			$ 3.82
Aggregate Intrinsic Value, Exercisable	140,946		75,717
Aggregate Intrinsic Value, Expected to vest	$ 55,061		$ 62,090